September 2, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re: Dreyfus Premier Opportunity Funds
CIK No. 1111178
1940 Act File No. 811-09891
Registration Statement File No. 333-34474

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Fund’s Registration Statement on Form N-
1A filed pursuant to Rule 485 (a) with the Securities and Exchange Commission on
August 26, 2005.

Please address any comments or questions to the undersigned at (212) 922-6883.

Very truly yours,

/s/Kiesha Astwood
Kiesha Astwood

Cc: J. Prusnofsky
Stroock & Stroock & Lavan, LLP
Ernst & Young, LLP